Financial Instruments and Fair Value Measurements- Statement of Financial Position (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivative [Line Items]
Financial Instruments Non-current assets	$ 138	$ 0
Financial Instruments current liabilities	(42,808)	(40,727)
Financial Instruments non-current liabilities	(42,158)	(52,025)
Interest Rate Swaps [Member]
Derivative [Line Items]
Financial Instruments Non-current assets	138	0
Financial Instruments current liabilities	(42,808)	(40,727)
Financial Instruments non-current liabilities	(42,158)	(52,025)
Total derivatives	$ (84,828)	$ (92,752)